SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
DisclosureOfScheduleOfRevenueFromServicesLineItems [Line Items]
Total	$ 2,074	$ 2,588	$ 5,309	$ 10,056
Revenues from services [member]
DisclosureOfScheduleOfRevenueFromServicesLineItems [Line Items]
Total	402	292	1,082	1,216
Revenues from leasing [member]
DisclosureOfScheduleOfRevenueFromServicesLineItems [Line Items]
Total	100	73	270	304
Revenues from sales of precision metal parts [member]
DisclosureOfScheduleOfRevenueFromServicesLineItems [Line Items]
Total	1,418	781	3,649	2,394
Revenues from smart carts project [member]
DisclosureOfScheduleOfRevenueFromServicesLineItems [Line Items]
Total	$ 154	$ 1,442	$ 308	$ 6,142